Related Party Transactions (Details) - Schedule of Fair Value of the Founders Shares	Jan. 25, 2023
Share price at grant date
Related Party Transaction [Line Items]
Fair value of the founders shares	10.03
Risk-free interest rate
Related Party Transaction [Line Items]
Fair value of the founders shares	4.67
Remaining life of BlueRiver (assuming the Extended Date)
Related Party Transaction [Line Items]
Fair value of the founders shares	0.52
Value in no De-SPAC scenario
Related Party Transaction [Line Items]
Fair value of the founders shares	10.39
Probability of transaction
Related Party Transaction [Line Items]
Fair value of the founders shares	50
Discount rate
Related Party Transaction [Line Items]
Fair value of the founders shares	5